AXA ENTERPRISE FUNDS TRUST

SUPPLEMENT DATED MAY 9, 2007 TO THE

PROSPECTUS DATED MARCH 1, 2006, AS SUPPLEMENTED

This Supplement updates the above-referenced Prospectus of AXA Enterprise Funds Trust (“Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about the proposed reorganization of certain funds of the Trust (“AXA Enterprise Funds”) into newly-created or existing corresponding mutual funds advised by Goldman Sachs Asset Management L.P. (“Goldman Sachs Funds”).

Information Regarding the Proposed Reorganizations of

Certain AXA Enterprise Funds into Corresponding Goldman Sachs Funds

On May 9, 2007, shareholders of each of the AXA Enterprise Funds listed below approved an Agreement and Plan of Reorganization (“Reorganization Agreement”), which provides for the reorganization (each, a “Reorganization” and collectively, the “Reorganizations”) of each AXA Enterprise Fund into a corresponding Goldman Sachs Fund as set forth below:

AXA Enterprise Funds	Goldman Sachs Funds

AXA Enterprise Capital Appreciation Fund	Goldman Sachs Structured U.S. Equity Fund

AXA Enterprise Growth and Income Fund	Goldman Sachs Growth and Income Fund

AXA Enterprise Small Company Growth Fund	Goldman Sachs Structured Small Cap Growth Fund

AXA Enterprise Government Securities Fund	Goldman Sachs Government Income Fund

AXA Enterprise Short Duration Bond Fund	Goldman Sachs Enhanced Income Fund

AXA Enterprise Money Market Fund	Goldman Sachs Institutional Liquid Assets Prime Obligations Fund

It is anticipated that the effective date of the Reorganizations will be on or about June 22, 2007. Until that date, however, an existing investor in any of the AXA Enterprise Funds will be able to purchase, redeem or exchange any of the AXA Enterprise Funds listed above (subject to the usual limitations described in the Trust’s Prospectus). Accordingly, if you intend to so purchase, exchange or redeem, you should read the Prospectus and Statement of Additional Information, together with the Proxy Statement/Prospectus (available upon request) relating to the Reorganizations. In anticipation of the Reorganizations, the AXA Enterprise Funds listed above, will close to new investors, effective on May 9, 2007.

The special shareholder meeting scheduled for May 9, 2007 for each of the AXA Enterprise Funds listed below has been adjourned to 10:30 a.m. on June 7, 2007, at the offices of AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York, at which shareholders of each of these AXA Enterprise Funds will vote on a Reorganization Agreement, which also provides for the Reorganization of such AXA Enterprise Fund into a corresponding Goldman Sachs Fund as set forth below:

AXA Enterprise Funds	Goldman Sachs Fund

AXA Enterprise Deep Value Fund	Goldman Sachs Large Cap Value Fund

AXA Enterprise Equity Fund	Goldman Sachs Structured Large Cap Growth Fund

AXA Enterprise Equity Income Fund	Goldman Sachs Growth and Income Fund

AXA Enterprise International Growth Fund	Goldman Sachs Strategic International Equity Fund

AXA Enterprise Large Cap Growth Fund	Goldman Sachs Capital Growth Fund

AXA Enterprise Small Company Value Fund	Goldman Sachs Structured Small Cap Value Fund

AXA Enterprise High-Yield Bond Fund	Goldman Sachs High Yield Fund

AXA Enterprise Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund

It is anticipated that, subject to shareholder approval, the effective date of the Reorganizations in the table immediately above will occur on or about June 22, 2007. Until that date, however, you will be able to purchase, redeem and exchange shares in each of the AXA Enterprise Funds above (subject to the usual limitations described in the Trust’s Prospectus). Accordingly, if you intend to engage in such transactions, you should read this Supplement to the Prospectus, together with the Trust’s Prospectus and Statement of Additional Information, together with the Proxy Statement/Prospectus (available upon request) relating to the Reorganizations.